Debt Facilities - Senior Credit Facility (Details) SFr in Thousands													1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 06, 2017 EUR (€)	Jan. 06, 2017 USD ($)	Dec. 22, 2016	Jan. 08, 2016 GBP (£)	Jan. 08, 2016 USD ($)	Dec. 08, 2015 USD ($)	Apr. 30, 2015 EUR (€)	Apr. 30, 2015 JPY (¥)	Apr. 30, 2015 GBP (£)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CHF (SFr)	Dec. 17, 2014 USD ($)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CHF (SFr)	Dec. 08, 2015 GBP (£)	Dec. 08, 2015 USD ($)	Sep. 30, 2015 JPY (¥)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Effective interest rate (percent)																				7.96%	7.96%	7.96%	7.96%	7.96%
Repayment of debt																	$ 1,462,888,000	$ 715,270,000	$ 153,473,000
Revolving credit facility borrowings | Minimum
Debt Instrument [Line Items]
Quarterly facility fee (percent)															0.30%
Revolving credit facility borrowings | Maximum
Debt Instrument [Line Items]
Quarterly facility fee (percent)															0.40%
Revolving credit facility borrowings | LIBOR
Debt Instrument [Line Items]
Margin rate (percent)															1.00%
Revolving credit facility borrowings | Senior Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 1,500,000,000
Revolving credit facility borrowings | Term A Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 500,000,000
Debt term (in years)												5 years
Quarterly installments																			10,000,000
Balloon payment																			$ 300,000,000
LIne of credit outstanding																				€ 158,525,000	¥ 10,220,571,000	£ 79,360,000	$ 392,238,000	SFr 40,954
Repayment of debt												$ 110,740,000
Repayment of debt										$ 490,000,000
Proceeds from issuance of debt							€ 184,945,000	¥ 11,924,000,000	£ 92,586,000	$ 490,000,000	SFr 47,780
Periodic payment factor (percent)							2.00%	2.00%	2.00%	2.00%	2.00%
Periodic payment factor denominator							0.98	0.98	0.98	0.98	0.98
Weighted average interest rate during period (percent)																				1.59%	1.59%	1.59%	1.59%	1.59%
Unamortized discount																							$ 734,000
Revolving credit facility borrowings | Term A Loan Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable rate (percent)												0.50%
Revolving credit facility borrowings | Term A Loan Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Variable rate (percent)												1.25%
Revolving credit facility borrowings | Term A Loan Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Variable rate (percent)												1.75%
Revolving credit facility borrowings | Term A Loan Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Variable rate (percent)												0.25%
Revolving credit facility borrowings | Term A Loan Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Variable rate (percent)												0.75%
Revolving credit facility borrowings | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 1,000,000,000			$ 550,000,000											$ 1,500,000,000
Debt term (in years)												5 years
LIne of credit outstanding														$ 325,622,000				325,622,000
Repayment of debt																$ 331,357,000	$ 0	20,000,000
Proceeds from issuance of debt													¥ 12,094,000,000	$ 100,622,000				$ 245,000,000
Increase in borrowing capacity						$ 500,000,000
Revolving credit facility borrowings | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Effective interest rate (percent)														1.25%				1.25%
Revolving credit facility borrowings | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Effective interest rate (percent)														1.60%				1.60%
Revolving credit facility borrowings | Revolving Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 150,000,000
Revolving credit facility borrowings | Revolving Credit Facility | Letter of Credit | Minimum
Debt Instrument [Line Items]
Quarterly facility fee (percent)												0.25%
Revolving credit facility borrowings | Revolving Credit Facility | Letter of Credit | Maximum
Debt Instrument [Line Items]
Quarterly facility fee (percent)												0.35%
Revolving credit facility borrowings | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Variable rate (percent)															0.95%
Revolving credit facility borrowings | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Variable rate (percent)															1.60%
Revolving credit facility borrowings | Revolving Credit Facility | LIBOR | Letter of Credit | Minimum
Debt Instrument [Line Items]
Variable rate (percent)												1.00%
Revolving credit facility borrowings | Revolving Credit Facility | LIBOR | Letter of Credit | Maximum
Debt Instrument [Line Items]
Variable rate (percent)												1.40%
Revolving credit facility borrowings | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Variable rate (percent)															0.00%
Revolving credit facility borrowings | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Variable rate (percent)															0.60%
Revolving credit facility borrowings | Revolving Credit Facility | Base Rate | Letter of Credit | Minimum
Debt Instrument [Line Items]
Variable rate (percent)												0.25%
Revolving credit facility borrowings | Revolving Credit Facility | Base Rate | Letter of Credit | Maximum
Debt Instrument [Line Items]
Variable rate (percent)												0.75%
Revolving credit facility borrowings | Term B Loan Commitments [Member]
Debt Instrument [Line Items]
LIne of credit outstanding																							$ 614,745,000
Proceeds from issuance of debt				£ 300,000,000	$ 250,000,000
Periodic payment as a percentage of original principal						0.25%
Weighted average interest rate during period (percent)																				3.56%	3.56%	3.56%	3.56%	3.56%
Unamortized discount																							$ 9,383,000
Revolving credit facility borrowings | USD Term B Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																										$ 250,000,000
LIne of credit outstanding																							$ 248,125,000
Original issue discount (percent)																									0.25%	0.25%
Revolving credit facility borrowings | USD Term B Loan Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable rate (percent)						0.50%
Revolving credit facility borrowings | USD Term B Loan Facility | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)						0.75%
Margin rate (percent)						3.25%
Revolving credit facility borrowings | Sterling Term B Loan Commitment
Debt Instrument [Line Items]
Maximum borrowing capacity																									£ 300,000,000	$ 442,020,000
LIne of credit outstanding | £																						£ 297,750,000
Original issue discount (percent)																									0.50%	0.50%
Revolving credit facility borrowings | Sterling Term B Loan Commitment | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)						0.75%
Margin rate (percent)			3.00%			3.75%
Minimum variable rate (percent)						0.75%
Revolving credit facility borrowings | Term B-2 Loan Commitments | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)			0.00%
Margin rate (percent)			2.50%
Minimum variable rate (percent)						0.75%
Bridge term loan
Debt Instrument [Line Items]
Maximum borrowing capacity																											¥ 47,500,000,000	$ 395,200,000
Subsequent event | Revolving credit facility borrowings | Term B-2 Loan Commitments
Debt Instrument [Line Items]
Proceeds from issuance of debt	€ 1,000,000,000.0	$ 1,059,800,000
Periodic payment as a percentage of original principal	0.25%	0.25%